Annual Fund Operating Expenses	Aug. 31, 2024
BNY Mellon Dynamic Value Fund | BNY Mellon Dynamic Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
BNY Mellon Dynamic Value Fund | BNY Mellon Dynamic Value Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.25%
Miscellaneous other expenses	0.10%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	0.93%
BNY Mellon Dynamic Value Fund | BNY Mellon Dynamic Value Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.75%
Shareholder services fees	0.25%
Miscellaneous other expenses	0.11%
Other Expenses (as a percentage of Assets):	0.36%
Expenses (as a percentage of Assets)	1.71%
Fee Waiver or Reimbursement	(0.03%)	[1]
Net Expenses (as a percentage of Assets)	1.68%
BNY Mellon Dynamic Value Fund | BNY Mellon Dynamic Value Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.00%
Miscellaneous other expenses	0.13%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.73%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	0.68%
BNY Mellon Dynamic Value Fund | BNY Mellon Dynamic Value Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.00%
Miscellaneous other expenses	0.04%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.64%
Fee Waiver or Reimbursement		[1]
Net Expenses (as a percentage of Assets)	0.64%
BNY Mellon Opportunistic Midcap Value Fund | BNY Mellon Opportunistic Midcap Value Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.25%
Miscellaneous other expenses	0.17%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	1.17%
BNY Mellon Opportunistic Midcap Value Fund | BNY Mellon Opportunistic Midcap Value Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.75%
Shareholder services fees	0.25%
Miscellaneous other expenses	0.23%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	1.98%
BNY Mellon Opportunistic Midcap Value Fund | BNY Mellon Opportunistic Midcap Value Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.00%
Miscellaneous other expenses	0.22%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.97%
BNY Mellon Opportunistic Midcap Value Fund | BNY Mellon Opportunistic Midcap Value Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.00%
Miscellaneous other expenses	0.11%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.86%
BNY Mellon Opportunistic Small Cap Fund | BNY Mellon Opportunistic Small Cap Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
BNY Mellon Opportunistic Small Cap Fund | BNY Mellon Opportunistic Small Cap Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Shareholder services fees	0.25%
Miscellaneous other expenses	0.16%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.16%
Fee Waiver or Reimbursement	(0.10%)	[2]
Net Expenses (as a percentage of Assets)	1.06%
BNY Mellon Opportunistic Small Cap Fund | BNY Mellon Opportunistic Small Cap Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Shareholder services fees	0.00%
Miscellaneous other expenses	0.24%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement	(0.10%)	[2]
Net Expenses (as a percentage of Assets)	0.89%
BNY Mellon Opportunistic Small Cap Fund | BNY Mellon Opportunistic Small Cap Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Shareholder services fees	0.00%
Miscellaneous other expenses	0.11%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.10%)	[2]
Net Expenses (as a percentage of Assets)	0.76%
BNY Mellon Technology Growth Fund | BNY Mellon Technology Growth Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.25%
Miscellaneous other expenses	0.18%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.18%
BNY Mellon Technology Growth Fund | BNY Mellon Technology Growth Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.75%
Shareholder services fees	0.25%
Miscellaneous other expenses	0.26%
Other Expenses (as a percentage of Assets):	0.51%
Expenses (as a percentage of Assets)	2.01%
BNY Mellon Technology Growth Fund | BNY Mellon Technology Growth Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.00%
Miscellaneous other expenses	0.22%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.97%
BNY Mellon Technology Growth Fund | BNY Mellon Technology Growth Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.00%
Miscellaneous other expenses	0.11%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.86%

[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until December 31, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .68%. On or after December 31, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.
[2]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of .10% of the value of the fund's average daily net assets until December 31, 2025. On or after December 31, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.